REGULATORY AND CAPITAL MATTERS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Regulatory and Capital Matters
Maximum value for classification as small bank holding company	$ 500,000,000
The Bank
Total risk-based capital to risk-weighted assets
Actual, Amount	30,603,000	29,867,000
Actual, Ratio (as a percent)	32.21%	29.69%
For Capital Adequacy Purposes, Amount	7,601,000	8,047,000
For Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Capital Ratios, Amount		10,059,000
To Be Well Capitalized Under Prompt Corrective Action Capital Ratios, Ratio (as a percent)		10.00%
Tier I (core) capital to risk-weighted assets
Actual, Amount	29,500,000	28,608,000
Actual, Ratio (as a percent)	31.05%	28.44%
For Capital Adequacy Purposes, Amount	3,801,000	4,024,000
For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Capital Ratios, Amount		6,035,000
To Be Well Capitalized Under Prompt Corrective Action Capital Ratios, Ratio (as a percent)		6.00%
Tier I (core) capital to adjusted total assets
Actual, Amount	29,500,000	28,608,000
Actual, Ratio (as a percent)	13.67%	12.96%
For Capital Adequacy Purposes, Amount	8,630,000	8,830,000
For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Capital Ratios, Amount		11,038,000
To Be Well Capitalized Under Prompt Corrective Action Capital Ratios, Ratio (as a percent)		5.00%
Retained earnings available for payment of dividends	1,506,000
The Bank | OCC Agreement
Total risk-based capital to risk-weighted assets
For Capital Adequacy Purposes, Amount	9,502,000	12,071,000
For Capital Adequacy Purposes, Ratio (as a percent)	10.00%	12.00%
Tier I (core) capital to risk-weighted assets
To Be Well Capitalized Under Prompt Corrective Action Capital Ratios, Amount	5,701,000
To Be Well Capitalized Under Prompt Corrective Action Capital Ratios, Ratio (as a percent)	6.00%
Tier I (core) capital to adjusted total assets
For Capital Adequacy Purposes, Amount	$ 10,787,000	$ 17,660,000
For Capital Adequacy Purposes, Ratio (as a percent)	5.00%	8.00%